Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Common Stock Previously Reported	Common Stock Adjusted balance		Common Stock	Preferred Stock (Series B, C and D) Previously Reported	Preferred Stock (Series B, C and D) Adjusted balance	Preferred Stock (Series B, C and D)	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Adjusted balance		Additional Paid-in Capital	Common Stock to be Issued Previously Reported	Common Stock to be Issued Adjusted balance		Common Stock to be Issued	Accumulated Deficit Previously Reported	Accumulated Deficit Adjusted balance		Accumulated Deficit	Previously Reported	Adjusted balance		Total
Balance at Dec. 31, 2022		$ 1,513	[1]		$ 475	[1]		$ 3,419,003	$ 4,493,881	[1]						$ (3,216,219)	$ (3,216,219)	[1]		$ 203,259	$ 1,279,175	[1]
Balance (in Shares) at Dec. 31, 2022		15,130,393	[1]		1,405,250	[1]
Retroactive application of merger				$ 1,513			$ (475)				$ 1,074,878												$ 1,075,916
Retroactive application of merger (in Shares)				15,130,393			(1,405,250)
Net loss																	(436,872)				(436,872)		(436,872)
Balance at Jun. 30, 2023		$ 1,513							4,493,881								(3,653,091)				842,303
Balance (in Shares) at Jun. 30, 2023		15,130,393
Balance at Dec. 31, 2023	$ 1,513	$ 1,568	[1]		$ 12	[1]		$ 4,493,881	3,175,209	[1]			$ 304,200	[1]		$ (3,923,677)	(3,923,677)	[1]		$ 571,729	(442,700)	[1]	571,717
Balance (in Shares) at Dec. 31, 2023	15,130,393	15,678,898	[1]		120,000	[1]
Retroactive application of merger				$ 55			$ (12)				$ (1,318,672)				$ 304,200								(1,014,429)
Retroactive application of merger (in Shares)				548,505			(120,000)
Public warrants assumed from SPAC									488,750								(488,750)
Private warrants assumed from SPAC									(22,525)												(22,525)
Share-based compensation									37,251				262								37,514
Net loss																	(1,123,683)				(1,123,683)		(1,123,683)
Balance at Jun. 30, 2024		$ 1,568							$ 3,678,685				$ 304,462				$ (5,536,110)				$ (1,551,395)		$ (1,551,395)
Balance (in Shares) at Jun. 30, 2024		15,678,898

[1]	Note: as a result of the business combination as recast, the shares of the Company’s common stock prior to the Business Combination (refer to Note 1) have been retrospectively recast to reflect the change in the capital structure as a result of the Business Combination on 6/21/24.